American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

INTERNATIONAL GROWTH FUND

Supplement dated February 11, 2004 * Prospectus dated April 1, 2003
                                     (Investor Class/Institutional Class)

THE THIRD BULLET POINT UNDER THE HEADING Fees and Expenses ON PAGE 5 OF THE
INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS IS DELETED.

THE FOLLOWING REPLACES THE Shareholder Fees CHART ON PAGE 5 OF THE INVESTOR
CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ----------------------------------------------------------------------------
    Investor Class
      Maximum Account Maintenance Fee                                    $25(1)
    ----------------------------------------------------------------------------
    Investor Class and Institutional Class
      Redemption/Exchange Fee
      (as a percentage of amount redeemed/exchanged)                     2.0%(2)
    ----------------------------------------------------------------------------

    (1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN
        CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
        Investing with American Century FOR MORE DETAILS.

    (2) APPLIES ONLY TO INTERNATIONAL GROWTH INVESTOR CLASS AND INSTITUTIONAL
        CLASS SHARES PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS
        THAN 60 DAYS. THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH
        REINVESTED DIVIDENDS OR CAPITAL GAINS.

THE FOLLOWING PARAGRAPHS ARE INSERTED IMMEDIATELY BELOW THE HEADING Redemptions
ON PAGE 15 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    Investor Class and Institutional Class shares of International Growth purchased on or after March 1, 2004 may be subject to a 2% redemption fee if they are sold within 60 days of such purchase. Therefore, if you redeem shares within 60 days of their purchase, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading.
    (See ABUSIVE TRADING PRACTICES, page 16.) However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

    The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems designed to deter abusive trading practices are in place.

THE FOLLOWING IS INSERTED AFTER THE SECOND SENTENCE IN THE SECTION Redemption of
Shares in Low-Balance Accounts ON PAGE 16 OF THE INVESTOR CLASS/INSTITUTIONAL
CLASS PROSPECTUS.

    Please note that Investor Class shares of International Growth purchased on or after March 1, 2004 and redeemed in this manner may be subject to a 2%
    redemption fee if held less than 60 days.

THE FOLLOWING REPLACES THE SECTION Abusive Trading Practices ON PAGE 16 OF THE
INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    ABUSIVE TRADING PRACTICES

    We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds. These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

    American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

    Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

    * within seven days of the purchase, or
    * within 30 days of the purchase, if it happens more than once per year.

    American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

    Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American
    Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.
    There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SH-SPL-37013   0402

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

GLOBAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND * EMERGING MARKETS FUND * LIFE SCIENCES FUND
TECHNOLOGY FUND

Supplement dated February 11, 2004 * Prospectus dated April 1, 2003
                                     (Investor Class/Institutional Class)

THE THIRD BULLET POINT UNDER THE HEADING Fees and Expenses ON PAGE 11 OF THE
INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS IS DELETED.

THE FOLLOWING REPLACES THE Shareholder Fees CHART ON PAGE 11 OF THE INVESTOR
CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ---------------------------------------------------------------------------
    Investor Class (All funds)
      Maximum Account Maintenance Fee                                $25(1)
    ---------------------------------------------------------------------------
    Investor Class and Institutional Class (International funds)
      Redemption/Exchange Fee
      (as a percentage of amount redeemed/exchanged)                 2.0%(2)
    ---------------------------------------------------------------------------

    (1) APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN
        CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
        Investing with American Century FOR MORE DETAILS.

    (2) APPLIES TO GLOBAL GROWTH SHARES PURCHASED ON OR AFTER MARCH 1, 2004
        AND HELD FOR LESS THAN 60 DAYS, EMERGING MARKETS INSTITUTIONAL CLASS
        SHARES PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 180
        DAYS, EMERGING MARKETS INVESTOR CLASS SHARES HELD FOR LESS THAN 180
        DAYS AND INTERNATIONAL DISCOVERY AND INTERNATIONAL OPPORTUNITIES
        INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES HELD FOR LESS THAN 180
        DAYS. THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED
        DIVIDENDS OR CAPITAL GAINS.

THE FOLLOWING PARAGRAPHS REPLACE THE FIRST PARAGRAPH UNDER THE HEADING
Redemptions ON PAGE 29 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    Shares redeemed within a specified period may be subject to a 2% redemption fee as listed below.

    * Global Growth (Investor Class and Institutional Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

    * International Discovery (Investor Class and Institutional Class) shares sold within 180 days of purchase

    * International Opportunities (Investor Class and Institutional Class)
      shares sold within 180 days of purchase

    * Emerging Markets (Investor Class) shares sold within 180 days of purchase

    * Emerging Markets (Institutional Class) shares purchased on or after
      March 1, 2004 and sold within 180 days of purchase

    Therefore, if you redeem shares within the redemption period specified above, you will receive 98% of their value at redemption. The remaining 2%
    is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page
    30.) However, not all of the financial intermediaries who offer the funds are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

    The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The funds may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems designed to deter abusive trading practices are in place.

THE FOLLOWING SENTENCES REPLACE THE THIRD SENTENCE IN THE SECTION Redemption of
Shares in Low-Balance Accounts ON PAGE 30 OF THE INVESTOR CLASS/INSTITUTIONAL
CLASS PROSPECTUS.

    Investor Class shares redeemed in this manner within a specified period may be subject to a 2% redemption fee as listed below.

    * Global Growth shares purchased on or after March 1, 2004 and sold within
      60 days of purchase

    * International Discovery shares sold within 180 days of purchase

    * International Opportunities shares sold within 180 days of purchase

    * Emerging Markets shares sold within 180 days of purchase

THE FOLLOWING REPLACES THE SECTION Abusive Trading Practices ON PAGE 30 OF THE
INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    ABUSIVE TRADING PRACTICES

    We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds. These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

    American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

    Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

    * within seven days of the purchase, or
    * within 30 days of the purchase, if it happens more than once per year.

    American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

    Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American
    Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.
    There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SH-SPL-37014   0402

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

INTERNATIONAL GROWTH FUND

Supplement dated February 11, 2004 * Prospectus dated April 1, 2003
                                     (A Class/B Class /C Class/Advisor Class)

THE FOLLOWING REPLACES THE Shareholder Fees CHART ON PAGE 5 OF THE A CLASS/B
CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           A CLASS   B CLASS   C CLASS   ADVISOR CLASS
    ----------------------------------------------------------------------------------
    Maximum Sales Charge (Load)            5.75%     None      None      None
    Imposed on Purchases
    (as a percentage of offering price)
    ----------------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load)   None(1)   5.00%(2)  1.00%(3)  None
    (as a percentage of the original
    offering price for B Class shares or
    the lower of the original offering
    price or redemption proceeds for
    A and C Class shares)
    ----------------------------------------------------------------------------------
    Redemption/Exchange Fee                None      None      None      2.0%(4)
    (as a percentage of amount
    redeemed/exchanged)
    ----------------------------------------------------------------------------------

    (1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
        A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE
        REDEEMED WITHIN ONE YEAR OF THE DATE OF PURCHASE.

    (2) THIS CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
        OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 14, AND IS ELIMINATED AFTER
        SIX YEARS.

    (3) THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
        ELIMINATED THEREAFTER.

    (4) APPLIES ONLY TO INTERNATIONAL GROWTH ADVISOR CLASS SHARES PURCHASED
        ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60 DAYS. THE FEE
        DOES NOT APPLY TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR
        CAPITAL GAINS.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE HEADING Exchanging Shares
ON PAGE 16 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

    International Growth Advisor Class shares purchased on or after
    March 1, 2004 may be subject to a 2% redemption fee if they are exchanged within 60 days of such purchase.

THE FOLLOWING REPLACES THE SECTION Abusive Trading Practices ON PAGE 17 OF THE A
CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

    ABUSIVE TRADING PRACTICES

    We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds. These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

    American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

    Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

    * within seven days of the purchase, or
    * within 30 days of the purchase, if it happens more than once per year.

    American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

    Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American
    Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.
    There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

THE FOLLOWING PARAGRAPHS ARE INSERTED IMMEDIATELY UNDER THE HEADING Redemptions
ON PAGE 17 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS PROSPECTUS.

    Advisor Class shares of International Growth purchased on or after March 1,
    2004 may be subject to a 2% redemption fee if they are sold within 60 days of such purchase. Therefore, if you redeem shares within 60 days of their purchase, you will receive 98% of their value at redemption. The remaining
    2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page
    17.) However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

    The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems designed to deter abusive trading practices are in place.

THE FOLLOWING REPLACES THE THIRD SENTENCE IN THE SECTION Redemption of Shares in
Low-Balance Accounts ON PAGE 18 OF THE A CLASS/B CLASS/C CLASS/ADVISOR CLASS
PROSPECTUS.

    Please note that shares redeemed in this manner may be subject to a redemption fee or sales charge if held less than the applicable time period.

SH-SPL-37187   0402

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

INTERNATIONAL GROWTH FUND

Supplement dated February 11, 2004 * Prospectus dated August 29, 2003
                                     (R Class)

THE THIRD AND FOURTH BULLET POINTS UNDER THE HEADING Fees and Expenses ON PAGE 5
OF THE R CLASS PROSPECTUS ARE DELETED.

THE FOLLOWING IS INSERTED BEFORE THE Annual Fund Operating Expenses CHART ON
PAGE 5 OF THE R CLASS PROSPECTUS.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ----------------------------------------------------------------------------
    R Class
      Redemption/Exchange Fee
      (as a percentage of amount redeemed/exchanged)              2.0%(1)
    ----------------------------------------------------------------------------

    (1) Applies only to International Growth R Class shares purchased on or after March 1, 2004 and held for less than 60 days. The fee does not apply to shares purchased through reinvested dividends or capital gains.

THE FOLLOWING REPLACES THE SECTION Abusive Trading Practices ON PAGE 12 OF THE R
CLASS PROSPECTUS.

    ABUSIVE TRADING PRACTICES

    We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds. These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

    American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

    Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

    * within seven days of the purchase, or
    * within 30 days of the purchase, if it happens more than once per year.

    American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

    Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American
    Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.
    There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

THE FOLLOWING PARAGRAPHS ARE INSERTED IMMEDIATELY BELOW THE HEADING Redemptions
ON PAGE 12 OF THE R CLASS PROSPECTUS.

    R Class shares of International Growth purchased on or after March 1, 2004 may be subject to a 2% redemption fee if they are sold within 60 days of such purchase. Therefore, if you redeem shares within 60 days of their purchase, you will receive 98% of their value at redemption. The remaining
    2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page
    12.) However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

    The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems designed to deter abusive trading practices are in place.

THE FOLLOWING REPLACES THE THIRD SENTENCE IN THE SECTION Redemption of Shares in
Low-Balance Accounts ON PAGE 13 OF THE R CLASS PROSPECTUS.

    Please note that R Class shares of International Growth purchased on or after March 1, 2004 and redeemed in this manner may be subject to a 2%
    redemption fee if held less than 60 days.

SH-SPL-37188   0402

American Century World Mutual Funds, Inc.
PROSPECTUS SUPPLEMENT

GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND * EMERGING MARKETS FUND
LIFE SCIENCES FUND * TECHNOLOGY FUND

Supplement dated February 11, 2004 * Prospectus dated April 1, 2003
                                     (Advisor Class/C Class)

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS AND CHART UNDER THE HEADING Fees
and Expenses ON PAGE 10 OF THE ADVISOR CLASS/C CLASS PROSPECTUS.

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares

    The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ----------------------------------------------------------------------------
    Advisor Class
      Redemption/Exchange Fee
      (as a percentage of amount redeemed/exchanged)       2.0%(1)
    ----------------------------------------------------------------------------
    C Class (All funds)
      Maximum Deferred Sales Charge (load)
      (as a percentage of net asset value)                 1.00%(2)
    ----------------------------------------------------------------------------

    (1) APPLIES ONLY TO INTERNATIONAL DISCOVERY AND EMERGING MARKETS ADVISOR
        CLASS SHARES HELD FOR LESS THAN 180 DAYS, AND GLOBAL GROWTH ADVISOR
        CLASS SHARES PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS
        THAN 60 DAYS. THE FEE DOES NOT APPLY TO SHARES PURCHASED THROUGH
        REINVESTED DIVIDENDS OR CAPITAL GAINS.

    (2) THE DEFERRED SALES CHARGE IS CONTINGENT ON THE LENGTH OF TIME YOU HAVE
        OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER
        PURCHASE AND IS ELIMINATED THEREAFTER.

THE FOLLOWING PARAGRAPH IS ADDED BEFORE THE LAST PARAGRAPH UNDER THE HEADING
Investing through Financial Intermediaries ON PAGE 24 OF THE ADVISOR CLASS/C
CLASS PROSPECTUS.

    The advisor or the fund's distributor may make payments for various additional services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related expenses. The amount of any payments described by this paragraph is determined by the advisor or the distributor and is not paid by you.

THE FOLLOWING REPLACES THE SECTION Abusive Trading Practices ON PAGE 25 OF THE
ADVISOR CLASS/C CLASS PROSPECTUS.

    ABUSIVE TRADING PRACTICES

    We discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. We take steps to reduce the frequency and effect of these activities in our funds. These steps include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

    American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by American Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

    Currently, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

    * within seven days of the purchase, or
    * within 30 days of the purchase, if it happens more than once per year.

    American Century reserves the right, in its sole discretion, to identify other trading practices as abusive. In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

    Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders of omnibus accounts maintained by financial intermediaries is severely limited because American Century does not have access to the underlying shareholder account information. However, American
    Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.
    There may be legal and technological limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

THE FOLLOWING PARAGRAPHS REPLACE THE FIRST PARAGRAPH IMMEDIATELY UNDER THE
HEADING Redemptions ON PAGE 25 OF THE ADVISOR CLASS/C CLASS PROSPECTUS.

    If you sell your C Class shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you held your shares.

    Shares redeemed within a specified period may be subject to a 2% redemption fee as listed below.

    * Global Growth (Advisor Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

    * International Discovery (Advisor Class) shares sold within 180 days of purchase

    * Emerging Markets (Advisor Class) shares sold within 180 days of purchase

    Therefore, if you redeem Advisor Class shares within the redemption periods specified above, you will receive 98% of their value at redemption. The remaining 2% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES, page
    25.) However, not all of the financial intermediaries who offer the funds are currently able to track and charge the redemption fee. American Century is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

    The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The funds may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist and other systems designed to deter abusive trading practices are in place.

THE FOLLOWING SENTENCES REPLACE THE THIRD SENTENCE IN THE SECTION Redemption of
Shares in Low-Balance Accounts ON PAGE 26 OF THE C CLASS/ADVISOR CLASS
PROSPECTUS.

    Shares redeemed in this manner within a specified period may be subject to a
    2% redemption fee as listed below.

    * Global Growth (Advisor Class) shares purchased on or after March 1, 2004 and sold within 60 days of purchase

    * International Discovery (Advisor Class) shares sold within 180 days of purchase

    * Emerging Markets (Advisor Class) shares sold within 180 days of purchase

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